Share-Based Compensation	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
Share-Based Compensation

18. SHARE-BASED COMPENSATION

Share-Based Awards Granted Before Initial Public Offering

Share-based compensation allocated from Sohu’s 2000 Stock Incentive Plan

The 2000 Stock Incentive Plan of the Company’s ultimate parent company, Sohu.com, provided for the issuance of stock options and restricted stock units to purchase up to 9,500,000 shares of common stock to qualified employees. The maximum term of any issued stock right was ten years from the grant date. The Sohu 2000 Stock Incentive Plan expired on January 24, 2010.

i)	Summary of share option activity

A summary of option activity as of December 31, 2014, and changes during the year then ended, relating to options granted to employees of the Predecessor Operations and employees of the business associated with the 17173.com Website under Sohu’s 2000 Stock Incentive Plan prior to Changyou’s initial public offering is presented below:

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	6	17.66	1.41	355
Exercised	(3)	17.57

Outstanding at December 31, 2014	3	17.74	0.48	115

Vested at December 31, 2014	3	17.74	0.48	115

Exercisable at December 31, 2014	3	17.74	0.48	115

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on the closing price on December 31, 2014 of shares of Sohu.com Inc. common stock on NASDAQ of $53.18. The total intrinsic value of share options exercised during the year ended December 31, 2014 was $128,897.

No options have been granted under Sohu’s 2000 Stock Incentive Plan since 2006. For the years ended December 31, 2012, 2013 and 2014, no share-based compensation expense was recognized for share options under Sohu’s 2000 Stock Incentive Plan because the requisite service periods for share options had ended by the end of 2009.

ii)	Summary of restricted share unit activity

A summary of restricted stock unit activity as of December 31, 2014, and changes during the year then ended, relating to restricted stock units granted to employees of the Predecessor Operations and employees of the business associated with the 17173.com Website under Sohu’s 2000 Stock Incentive Plan is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant- Date Fair Value
Unvested at January 1, 2014	3	$61.27
Vested	(3)	61.27
Forfeited	—

Unvested at December 31, 2014	—

Expected to vest thereafter	—

As of December 31, 2014, there was $nil of unrecognized compensation expenses related to unvested restricted stock units, net of estimated forfeitures, granted to employees of the Predecessor Operations and employees of the business associated with the 17173.com Website under Sohu’s 2000 Stock Incentive Plan prior to Changyou’s initial public offering. The total fair values of restricted stock units granted to employees of the Predecessor Operations and employees of the business associated with the 17173.com Website under Sohu’s 2000 Stock Incentive Plan prior to Changyou’s initial public offering and expensed during the years ended December 31, 2012, 2013 and 2014 were $303,000, $76,000 and $26,926, respectively.

The total fair values on their respective vesting dates during the years ended December 31, 2012, 2013 and 2014 of vested restricted stock units granted to employees of the Predecessor Operations and employees of the business associated with the 17173.com Website under Sohu’s 2000 Stock Incentive Plan prior to Changyou’s initial public offering and were $410,000, $182,000 and $252,731, respectively.

Changyou 2008 Share Incentive Plan

On December 31, 2008, the Company reserved 2,000,000 of its ordinary shares, which included 1,774,000 Class B ordinary shares and 226,000 Class A ordinary shares, for issuance to certain of its executive officers and employees as incentive compensation under the Company’s 2008 Share Incentive Plan (the “Changyou 2008 Share Incentive Plan”). In March 2009, the 2,000,000 reserved ordinary shares were subject to a ten-for-one share split and became 20,000,000 ordinary shares.

The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and holders of Class B ordinary shares have the same rights in the Company, with the exception of voting and conversion rights. Each Class A ordinary share is entitled to one vote on all matters subject to a shareholder vote, and each Class B ordinary share is entitled to ten votes on all matters subject to a shareholder vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the election of the holder. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Prior to completion of the Company’s initial public offering, the Company granted under the Changyou 2008 Share Incentive Plan 15,000,000 Class B ordinary shares to Tao Wang, through Prominence Investments Ltd. (“Prominence”) and 3,196,000 Class A and/or Class B restricted share units (settleable by issuance of Class A ordinary shares or Class B ordinary shares, respectively) to certain of its executive officers and to certain of its employees and certain Sohu employees. Prominence is an entity that may deemed under applicable rules of the Securities and Exchange Commission (“SEC”) to be beneficially owned by Tao Wang.

For the years ended December 31, 2012, 2013 and 2014, total share-based compensation expense recognized for restricted shares granted to Tao Wang and restricted share units granted to senior management and certain key employees under the Changyou 2008 Share Incentive Plan prior to the completion of Changyou’s initial public offering was $0.3 million, negative $0.3 million and $nil, respectively. The negative $0.3 million represents Changyou’s true-up of the share-based compensation expense for restricted share units forfeited in 2013. For Changyou restricted shares granted to Tao Wang and restricted share units granted to senior management and certain key employees before Changyou’s initial public offering, there was no unrecognized share-based compensation expense for these grants as of December 31, 2014, as they were fully vested as of December 31, 2013.

The total fair values of restricted share units vested on their respective vesting dates during the years ended December 31, 2012, 2013 and 2014 were $36.1 million, $1.1 million and $nil, respectively.

Share-Based Awards Granted After Initial Public Offering

Changyou 2008 Share Incentive Plan

As of December 31, 2014, since the completion of the Company’s initial public offering the Company had granted an aggregate of 1,807,552 Class A restricted share units (settleable upon vesting in Class A ordinary shares) to executive officers other than the former CEO Tao Wang and certain non-executive employees. These Class A restricted share units are subject to vesting over a four-year period commencing on their grant dates. The fair values as of grant dates of restricted share units were determined based on the Company’s share price on the grant dates.

A summary of activity for these restricted share units as of and for the year ended December 31, 2014 with respect to grants made under the Changyou 2008 Share Incentive Plan after the completion of the Company’s initial public offering is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2014	218	$14.46
Granted	180	13.71
Vested	(93)	14.62
Forfeited	(85)	13.63

Unvested at December 31, 2014	220	14.09

Expected to vest thereafter	213	14.10

Share-based compensation expense recognized for the years ended December 31, 2012, 2013 and 2014 for restricted share units granted under the Changyou 2008 Share Incentive Plan after the completion of the Company’s initial public offering was $3.0 million, $1.5 million and $1.3 million, respectively. As of December 31, 2014, there was $1.5 million of unrecognized compensation expense related to unvested restricted share units. The expense is expected to be recognized over a weighted average period of 1.11 years.

The total fair values of restricted stock units granted under the Changyou 2008 Share Incentive Plan after the completion of the Company’s initial public offering vested on their respective vesting dates during the years ended December 31, 2012, 2013 and 2014 were $4.7 million, $5.5 million and $1.1 million, respectively.

Changyou 2014 Share Incentive Plan

On June 27, 2014 the Company adopted and reserved for issuance 2,000,000 of Class A ordinary shares under a new share incentive plan (the “2014 Share Incentive Plan”). On November 2, 2014, the Company increased to 6,000,000 the number of Class A ordinary shares reserved under the 2014 Share Incentive Plan.

Through December 31, 2014, the Company had granted under the 2014 Share Incentive Plan an aggregate of 2,416,000 Class A restricted share units (settleable upon vesting in Class A ordinary shares) to certain employees. These Class A restricted share units are subject to vesting over a four-year period commencing on the grant dates. The fair values as of the grant dates of the restricted share units were determined based on the Company’s share price on the grant dates. On February 16, 2015, Changyou’s Board of Directors approved the conversion of 2,400,000 Class A restricted share units into options for the purchase of Class A ordinary shares at an exercise price of $0.01.

A summary of restricted share unit activity with respect to grants under the Changyou 2014 Share Incentive Plan as of and for the year ended December 31, 2014 is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2014	—	$—
Granted	2,416	12.64

Unvested at December 31, 2014	2,416	12.64

Expected to vest thereafter	2,416	12.64

Share-based compensation expense recognized for restricted share units for the year ended December 31, 2014 under the 2014 Share Incentive Plan was $2.6 million. As of December 31, 2014, there was $27.9 million of unrecognized compensation expense related to unvested restricted share units that were granted under the 2014 Share Incentive Plan. The expense is expected to be recognized over a weighted average period of 1.33 years.

The total fair values of restricted share units vested on their respective vesting dates during the year ended December 31, 2014 was $nil.

7Road 2012 Share Incentive Plan

On July 10, 2012, 7Road adopted a 2012 Share Incentive Plan (the “7Road 2012 Share Incentive Plan”), which initially provided for the issuance to selected directors, officers, employees, consultants and advisors of 7Road of up to 5,100,000 ordinary shares of 7Road (amounting to 5.1% of the then outstanding 7Road shares on a fully-diluted basis). On November 2, 2012, 7Road’s Board of Directors and its shareholders approved an increase from 5,100,000 to 15,100,000 ordinary shares (amounting to 13.7% of the then outstanding 7Road shares on a fully-diluted basis) under the 7Road 2012 Share Incentive Plan.

On May 1, 2013, Changyou entered into an agreement to acquire all of the outstanding ordinary shares of 7Road held by non-controlling shareholders. The acquisition closed on June 5, 2013.

On June 28, 2013, 7Road’s Board of Directors approved the cancellation of the 7Road 2012 Share Incentive Plan. 7Road concurrently offered to a total of 42 7Road employees holding an aggregate of 2,223,750 restricted share units which had been granted under the 7Road 2012 Share Incentive Plan the right to exchange their restricted share units for, at each employee’s election, in each case subject to the employee’s continued employment by 7Road, either (i) Scheme I: the right to a cash payment of up to an aggregate of $2.90 per restricted share unit exchanged, vesting and payable at the rate of 40%, 30% and 30%, respectively, on the first, second and third anniversaries of July 18, 2012, which is the date when the surrendered restricted share units were granted under the 7Road 2012 Share Incentive Plan, or (ii) Scheme II: the right to receive an annual cash bonus, over a seven-year period commencing July 1, 2013, based on adjusted annual cumulative net income of 7Road. All restricted share units held by these 42 holders under the 7Road 2012 Share Incentive Plan as of June 28, 2013 were included in this exchange program.

In the third quarter of 2013, 7Road granted to an additional 48 7Road employees the right to receive an annual cash bonus under Scheme II with the same terms as described above.

As the original awards of restricted share units made under the 7Road 2012 Share Incentive Plan included as a vesting condition the completion of an initial public offering, which is not considered probable until it occurs, no share-based compensation expense was recognized for the fair value of the original awards. Incremental compensation expense, which is not classified as share-based compensation expense, is equal to the fair values of the two new compensation schemes included in the exchange program as of the date of the modification resulting from the exchange program.

For Scheme I, compensation expense of $4.1 million was recognized as of December 31, 2014 with respect to the modification, and $0.4 million will be recognized in the consolidated statements of comprehensive income ratably over the remaining vesting period of the awards. For Scheme II, the incremental compensation expense varies depending on 7Road’s financial performance.

MoboTap Equity Incentives

Compensation expense of $138,000 was recognized for the year ended December 31, 2014 with respect to share awards in MoboTap granted to employees of MoboTap. As of December 31, 2014, there was $274,000 of unrecognized compensation expense related to MoboTap share awards.